Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capitalized Costs for Oil and Gas Producing Activities
a.	Capitalized costs for oil and gas producing activities (unaudited):

	As of December 31,
	2017		2016		2015
Proved reserves	Ps.	2,363,336,481	Ps.	2,476,535,503	Ps.	2,102,971,025
Construction in progress		35,381,089		60,720,261		88,706,330
Accumulated depreciation and amortization		(1,444,962,317)		(1,355,402,150)		(1,224,690,867)

Net capitalized costs	Ps.	953,755,253	Ps.	1,181,853,614	Ps.	966,986,487

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
b.	Costs incurred for oil and gas property exploration and development activities (unaudited):

	As of December 31,
	2017		2016
Exploration	Ps.	32,480,801	Ps.	41,661,666
Development		53,460,364		113,895,246

Total costs incurred	Ps.	85,941,165	Ps.	155,556,912

Summary of Results of Operations for Oil and Gas Producing Activities
c.	Results of operations for oil and gas producing activities (unaudited):

	2017		2016		2015
Revenues from sale of oil and gas	Ps.	762,637,362	Ps.	616,380,608	Ps.	690,591,455

Hydrocarbon duties		375,156,405		304,299,019		376,682,705
Production costs (excluding taxes)		248,957,950		171,194,337		177,774,082
Other costs and expenses		(3,954,222)		61,359,271		20,360,540
Exploration expenses		14,993,433		39,693,273		31,244,564
Depreciation, depletion, amortization and accretion		240,672,906		(150,891,739)		527,014,056

		875,826,472		425,654,161		1,133,075,947

Results of operations for oil and gas producing activities	Ps.	(113,189,111)	Ps.	190,726,447	Ps.	(442,484,491)

Summary of Results of Operations for Oil and Gas Producing Activities
d.	Sales prices (unaudited)

The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

	2017		2016		2015
Weighted average sales price per barrel of oil equivalent (boe)(1)	US$	38.63	US$	29.18	US$	37.17
Crude oil, per barrel		48.71		36.55		48.22
Natural gas, per thousand cubic feet		4.32		3.01		3.78

(1)	To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.

Summary of Oil and Gas Proved Reserves

Summary of oil and gas(1) proved reserves as of December 31, 2017 based on average fiscal year prices

	Crude oil and Condensates(2)	Dry Gas(3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and un-developed reserves:
Proved developed reserves	4,166	4,026
Proved undeveloped reserves	2,261	2,567

Total proved reserves	6,427	6,593

Note: Numbers may not total due to rounding.

(1)	PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)	Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of Proved Developed and Undeveloped Reserve

Crude oil and condensate reserves

(including natural gas liquids)(1)

	2017	2016	2015
	(in millions of barrels)
Proved developed and undeveloped reserves:
At December 31	7,219	7,977	10,292
Revisions(2)	(95)	189	(1,491)
Extensions and discoveries	147	(55)	111
Production	(805)	(891)	(935)
Farm outs & transfer of fields due to NHC bidding process	(38)	—	—

At December 31	6,427	7,219	7,977

Proved developed reserves at December 31	4,166	4,886	5,725
Proved undeveloped reserves at December 31	2,261	2,333	2,252

Note: Numbers may not total due to rounding.

(1)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)	Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

Source: Pemex Exploration and Production.

Dry gas reserves

	2017	2016	2015
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	6,984	8,610	10,859
Revisions(1)	169	(183)	(955)
Extensions and discoveries	468	(308)	47
Production(2)	(999)	(1,134)	(1,341)
Farm outs & transfer of fields due to NHC bidding process	(29)	—	—

At December 31	6,593	6,984	8,610
Proved developed reserves at December 31	4,026	4,513	6,012
Proved undeveloped reserves at December 31	2,567	2,471	2,598

Note: Numbers may not total due to rounding.

(1)	Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
(2)	Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of standardized measure of discounted future net cash flows

Standardized measure of discounted future net cash flows as of December 31

	2017		2016		2015
	(in millions of U.S. dollars)
Future cash inflows	US$	269,489	US$	228,196	US$	325,052
Future production costs (excluding profit taxes)		(114,369)		(87,942)		(99,948)
Future development costs		(26,229)		(25,515)		(32,560)

Future cash flows before tax		128,891		114,738		192,544
Future production and excess gains taxes		(129,377)		(108,960)		(167,056)

Future net cash flows		(487)		5,779		25,488
Effect of discounting net cash flows by 10%		(4,600)		(937)		(9,946)

Standardized measure of discounted future net cash flows	US$	4,113	US$	4,841	US$	15,541

Note: Table amounts may not total due to rounding.

Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows

Changes in standardized measure of discounted future net cash flows

	2017		2016		2015
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	US$	(25,076)	US$	(19,411)	US$	(28,371)
Net changes in prices and production costs		26,355		(53,278)		(327,865)
Extensions and discoveries		3,639		1,105		3,086
Development cost incurred during the year		2,699		4,124		10,172
Changes in estimated development costs		2,744		1,763		(2,171)
Reserves revisions and timing changes		(1,353)		6,366		(22,801)
Accretion of discount of pre-tax net cash flows		5,891		11,094		43,394
Net changes in production and excess gains taxes		(15,628)		37,537		295,437

Aggregate change in standardized measure of discounted future net cash flows	US$	(728)	US$	(10,700)	US$	(29,119)

Standardized measure:
As of January 1	US$	4,841	US$	15,541	US$	44,661
As of December 31		4,113		4,841		15,541

Change	US$	(728)	US$	(10,700)	US$	(29,119)